Accrued Charges (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accruals Disclosure [Abstract]
Insurance	$ 38,295,000	$ 33,879,000
Payroll and related costs	36,173,000	41,824,000
Franchise and royalty fees	9,475,000	9,127,000
Interest	1,676,000	876,000
Provincial, federal and state sales taxes	6,773,000	6,895,000
Acquisition and related costs	38,639,000	2,668,000
Environmental surcharges	6,062,000	6,972,000
Property taxes	399,000	189,000
Share based compensation	6,830,000	7,854,000
Other	30,009,000	26,707,000
Accrued charges	$ 174,331,000	$ 136,991,000